CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,982	$ 5,001
Cost of sales	2,146	2,304
Gross profit	2,836	2,697
Research and development expenses	332	353
Selling and marketing expenses	922	984
General and administrative expenses	307	302
Impairments restructuring and others	299	57
Legal Settlements And Loss Contingencies	227	29
Operating income	749	972
Financial expenses - net	192	81
Income before income taxes	557	891
Income taxes	104	143
Share in losses of associated companies - net	9	8
Net income	444	740
Net loss attributable to non-controlling interests	(2)	(4)
Net income attributable to Teva	$ 446	$ 744
Earnings per share attributable to Teva:
Basic	$ 0.52	$ 0.88
Diluted	$ 0.52	$ 0.87
Weighted average number of shares (in millions):
Basic	851	850
Diluted	859	852